Investments - Available-for-Sale Investments (Details) $ in Millions	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 1,296	$ 540
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 6	$ 1
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	1,143	416
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 124	$ 43
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 1	$ 1
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	99	26
Corporate Debt Securities, GSEs, and Municipal Securities
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 1,135
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 6
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	846
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 119
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 1
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	87
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 825	$ 379
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 4	$ 1
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	588	265
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 119	$ 29
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 1	$ 1
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	87	10
GSEs
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 182	$ 75
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 1	$ 0
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	77	22
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 0	$ 3
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	0	3
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 128	$ 54
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 1	$ 0
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	181	64
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 5	$ 11
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	12	13
Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 53	$ 13
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	218	52
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	0	0
U.S. treasury notes
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 53	$ 19
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	32	13
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 0	$ 0
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	0	0
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
In a Continuous Loss Position for Less than 12 Months, Estimated Fair Value	$ 55
In a Continuous Loss Position for Less than 12 Months, Unrealized Losses	$ 0
In a Continuous Loss Position for Less than 12 Months, Number of Positions (in security) | Security	47
In a Continuous Loss Position for 12 Months or More, Estimated Fair value	$ 0
In a Continuous Loss Position for 12 Months or More, Unrealized Losses	$ 0
In a Continuous Loss Position for 12 Months or More, Number of Positions (in security) | Security	0